Warrants	9 Months Ended
Sep. 30, 2014
Text Block [Abstract]
Warrants

10. Warrants

In March 2010, as amended in November 2011 and August 2012, the Company entered into a research collaboration agreement with the Lion’s Eye Institute (LEI). Under the terms of the agreement, LEI licensed certain intellectual property rights to the Company and agreed to conduct certain clinical research studies. Additionally under the agreement, the Company paid an up-front technology transfer fee and agreed to grant LEI warrants to purchase up to 400,000 shares of common stock for the achievement of certain milestones, and committed to funding the research studies to be conducted by LEI.

In August 2010, in connection with the LEI license agreement, the Company issued a warrant to purchase 125,000 shares of common stock with an exercise price of $0.001 per share. The Company estimated the fair value of these warrants to be approximately $10,000, which was recorded as research and development expense upon issuance. The fair value of the warrants was calculated using the Black-Scholes valuation model, and was based on the common stock fair value of $0.08 per share, the contractual term of the warrants of 5 years, a risk-free interest rate of 1.5%, an expected volatility of 87% and a 0% expected dividend yield.

In September 2010, in connection with the sale of Series A convertible preferred stock and the conversion of the notes payable , the Company issued warrants to purchase 54,716 shares of Series A convertible preferred stock at an exercise price of $1.45 per share. These Series A convertible preferred stock warrants are exercisable immediately and expire on September 7, 2015. The Company estimated the fair value of these warrants as of the issuance date to be $54,000, which was recorded as a debt discount and amortized as interest expense at the time of issuance. The fair value of the warrants was calculated using the Black-Scholes valuation model, and was based on the Series A convertible preferred stock fair value of $1.45 per share, contractual term of the warrants of 5 years, a risk-free interest rate of 1.4%, an expected volatility of 87% and a 0% expected dividend yield. The warrants to purchase convertible preferred stock are classified as liabilities and are re-measured each reporting period. The fair value of these warrants was $36,000 and $91,000 as of December 31, 2012, and 2013, respectively.

In September 2010, in connection with the sale of Series A convertible preferred stock and the conversion of the notes payable, the Company issued to existing investors warrants to purchase 59,000 shares of common stock with an exercise price of $0.15 per share. These common stock warrants were exercisable immediately and expire on September 7, 2015. The Company estimated the fair value of these equity classified warrants to be approximately $3,000 which was recorded as interest expense upon issuance and additional paid-in capital. The fair value of the warrants was calculated at the issuance date using the Black-Scholes valuation model, and was based on the common stock fair value of $0.08 per share, contractual term of the warrants of 5 years, a risk-free interest rate of 1.4%, an expected volatility of 87% and a 0% expected dividend yield.

In connection with an amendment to the LEI license agreement, in February 2012 the Company issued to LEI a warrant to purchase 80,000 shares of common stock with an exercise price of $0.19 per share. This common stock warrant was exercisable immediately, and expires on February 24, 2017. The Company estimated the fair value of these warrants to be approximately $3,000 which was recorded as research and development expense and additional paid-in capital upon issuance. The fair value of the warrants was calculated using the Black-Scholes valuation model, and was based on the common stock fair value of $0.08 per share, contractual term of the warrants of 5 years, a risk-free interest rate of 0.8%, an expected volatility of 87% and a 0% expected dividend yield.

In connection with an amendment to the LEI license agreement in August 2012 the Company agreed to issue to LEI a warrant to purchase 25,000 shares of common stock. The Company estimated the fair value of the obligation to issue this warrant to be approximately $5,000, which was recorded as research and development expense and common stock warrant liability. The fair value of the obligation was calculated using the Black-Scholes valuation model, and was based on the common stock fair value of $0.30 per share, contractual term of the warrants of 5 years, a risk-free interest rate of 0.7%, an expected volatility of 86% and a 0% expected dividend yield. Until the Company issued the warrant, it classified it as a common stock warrant liability and re-measured the fair value at the end of each reporting period. The fair value of this liability was $5,000 and $42,000 as of December 31, 2012 and 2013. In March 2014, the Company issued the common stock warrant to LEI with an exercise price of $2.75 per share, at which time the issued common stock warrant was reclassified to additional paid-in capital.

In May 2014, the Company issued a warrant to purchase 63,415 shares of common stock with an exercise price of $6.83 to a financial services firm in connection with the Series B convertible preferred stock financing completed in April 2014. This warrant was exercisable immediately and expired on the earlier of the Company’s IPO or May 15, 2019. The Company estimated the fair value of this warrant to be approximately $0.3 million which was recorded as expenses related to issuance of Series B convertible preferred stock. The fair value of the warrant was calculated using the Black-Scholes valuation model, and was based on the common stock fair value of $6.83 per share, contractual term of the warrant of 5 years, a risk-free interest rate of 1.55%, an expected volatility of 75% and a 0% expected dividend yield.

As of December 31, 2012 and 2013, the following warrants and obligations to issue warrants to purchase shares of common stock and convertible preferred stock were outstanding and exercisable:

WARRANT HOLDER	ISSUE DATE	ISSUED IN CONNECTION WITH	WARRANT TO PURCHASE	EXERCISABLE INTO	EXERCISE PRICE	EXPIRATION DATE
LEI	08/20/2010	License Agreement	125,000	Common	$0.001	08/20/2015
LEI	02/24/2012	License Agreement	80,000	Common	$0.19	02/24/2017
Investors	09/07/2010	Conversion of Notes Payable	59,000	Common	$0.15	09/07/2015
Investors	09/07/2010	Conversion of Notes Payable	54,716	Series A	$1.45	09/07/2015

The fair value of each warrant was estimated as of December 31, 2012 and 2013 using the Black-Scholes valuation model with the following assumptions:

		DECEMBER 31, 2012
WARRANT ISSUE DATE	CLASS	EXPECTED TERM (IN YEARS)	EXPECTED VOLATILITY	RISK-FREE INTEREST RATE	DIVIDEND YIELD	FAIR VALUE OF UNDERLYING SHARES
September 2010	Series A preferred stock	2.68	73%	0.4%	—	$1.45
August 2012 (obligation)	Common stock	5.00	87%	0.7%	—	$0.30

	CLASS	DECEMBER 31, 2013
WARRANT ISSUE DATE		EXPECTED TERM (IN YEARS)	EXPECTED VOLATILITY	RISK-FREE INTEREST RATE	DIVIDEND YIELD	FAIR VALUE OF UNDERLYING SHARES
September 2010	Series A preferred stock	1.68	59%	0.3%	—	$2.96
August 2012 (obligation)	Common stock	5.00	75%	1.6%	—	$2.75

All of the warrants to purchase common stock and preferred stock were exercised for cash in connection with the completion of the IPO in August 2014, resulting in the issuance of an aggregate of 407,131 shares of common stock in exchange for proceeds of $0.6 million.